Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (14,942,601)	$ (2,136,763)	¥ (22,401,709)	¥ (20,719,753)
Accretion on redeemable non-controlling interests to redemption value	(609,857)	(87,208)	(347,516)	(303,163)
Net (profit)/loss attributable to non-controlling interests	(18,220)	(2,605)	91,533	(124,051)
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	¥ (15,570,678)	$ (2,226,576)	¥ (22,657,692)	¥ (21,146,967)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	2,272,635,997	2,272,635,997	2,054,614,522	1,700,203,886
Weighted-average number of ordinary shares outstanding - diluted	2,272,635,997	2,272,635,997	2,054,614,522	1,700,203,886
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (6.85)	$ (0.98)	¥ (11.03)	¥ (12.44)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (6.85)	$ (0.98)	¥ (11.03)	¥ (12.44)